Note 16 - Regulatory Capital	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
16.	REGULATORY CAPITAL

Federal regulations require the Company and the Bank to maintain minimum amounts of capital. Specifically, each is required to maintain certain minimum dollar amounts and ratios of Total and Tier I capital to risk-weighted assets and of Tier I capital to average total assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act (“FDICIA”) established five capital categories ranging from “well capitalized” to “critically undercapitalized.” Should any institution fail to meet the requirements to be considered “adequately capitalized,” it would become subject to a series of increasingly restrictive regulatory actions.

As of December 31, 2014 and 2013, the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be classified as a well-capitalized financial institution, Total risk-based, Tier 1 risk-based, and Tier 1 Leverage capital ratios must be at least 10 percent, 6 percent, and 5 percent, respectively.

The Company’s and its subsidiary’s actual capital ratios are presented in the following table that shows that all regulatory capital requirements were met as of December 31, 2014.

	Middlefield Banc Corp.		The Middlefield Banking Co.
(Dollar amounts in thousands)	December 31, 2014		December 31, 2014
	Amount	Ratio	Amount	Ratio

Total Capital (to Risk-weighted Assets)

Actual	$70,693	14.64%	$68,325	14.19%
For Capital Adequacy Purposes	38,642	8.00%	38,507	8.00%
To Be Well Capitalized	48,302	10.00%	48,134	10.00%

Tier I Capital (to Risk-weighted Assets)

Actual	$64,645	13.38%	$62,315	12.95%
For Capital Adequacy Purposes	19,321	4.00%	19,253	4.00%
To Be Well Capitalized	28,981	6.00%	28,880	6.00%

Tier I Capital (to Average Assets)

Actual	$64,645	9.60%	$62,315	9.25%
For Capital Adequacy Purposes	26,945	4.00%	26,945	4.00%
To Be Well Capitalized	33,682	5.00%	33,682	5.00%

See Note 15 for additional information concerning regulatory capital requirements

The Company’s and its subsidiaries’ actual capital ratios are presented in the following table that shows that all regulatory capital requirements were met as of December 31, 2013.

	Middlefield Banc Corp.		The Middlefield Banking Co.		Emerald Bank
	December 31, 2013		December 31, 2013		December 31, 2013
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital (to Risk-weighted Assets)

Actual	$64,220	14.06%	$53,194	13.77%	$9,482	13.76%
For Capital Adequacy Purposes	36,541	8.00%	30,906	8.00%	5,514	8.00%
To Be Well Capitalized	45,676	10.00%	38,632	10.00%	6,893	10.00%

Tier I Capital (to Risk-weighted Assets)

Actual	$58,494	12.81%	$48,364	12.52%	$8,605	12.48%
For Capital Adequacy Purposes	18,270	4.00%	15,453	4.00%	2,757	4.00%
To Be Well Capitalized	27,406	6.00%	23,179	6.00%	4,136	6.00%

Tier I Capital (to Average Assets)

Actual	$58,494	8.97%	$48,364	8.51%	$8,605	10.92%
For Capital Adequacy Purposes	26,093	4.00%	22,735	4.00%	3,152	4.00%
To Be Well Capitalized	32,617	5.00%	28,419	5.00%	3,940	5.00%